Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the net assets available for benefits per Form 5500 as of December 31, 2025 and 2024:

(in thousands)	2025	2024
Net assets available for benefits per the financial statements	$1,945,096	$1,751,860
Less: amounts deemed distributed for tax purposes	(319)	(376)
Net assets available for benefits per Form 5500	$1,944,777	$1,751,484
The following is a reconciliation of the increase in net assets available for benefits per the financial statements to the net gain per Form 5500 for the year ended December 31, 2025:

(in thousands)	2025
Increase in net assets available for benefits per the financial statements	$193,236
Less: amounts deemed distributed for tax purposes, net	57
Net income per Form 5500	$193,293